Employee benefit plans - Fair Value Measurements of Pension Plans' Assets (Details) - Pension plans - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	$ 185,495	$ 172,206	$ 179,961	$ 194,007
Actual allocation	100.00%	100.00%
Level 1
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	$ 1,096	$ 0
Level 2
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	168,740	172,206
Level 3
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	15,659	0
US government and federal agencies
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	11,318	9,777
US government and federal agencies | Level 1
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	0	0
US government and federal agencies | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	11,318	9,777
US government and federal agencies | Level 3
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	0	0
Non-US governments debt securities
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	12,139	23,255
Non-US governments debt securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	0	0
Non-US governments debt securities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	12,139	23,255
Non-US governments debt securities | Level 3
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	0	0
Corporate debt securities
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	39,072	36,184
Corporate debt securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	0	0
Corporate debt securities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	39,072	36,184
Corporate debt securities | Level 3
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	0	0
Equity securities (including equity mutual funds)
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	$ 96,390	$ 102,627
Actual allocation	52.00%	60.00%
Equity securities (including equity mutual funds) | Level 1
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	$ 1,096	$ 0
Equity securities (including equity mutual funds) | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	95,294	102,627
Equity securities (including equity mutual funds) | Level 3
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	0	0
Other
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	$ 26,576	$ 363
Actual allocation	14.00%	0.00%
Other | Level 1
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	$ 0	$ 0
Other | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	10,917	363
Other | Level 3
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	$ 15,659	$ 0
Mutual Funds And Equity Securities Managed Or Administered By Wholly-Owned Subsidiaries
Defined Benefit Plan Disclosure [Line Items]
Actual allocation	28.20%	31.20%
Parent Company Common Stock | Common shares
Defined Benefit Plan Disclosure [Line Items]
Actual allocation	0.60%	0.50%